UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02575
Morgan Stanley Liquid Asset Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.
Portfolio of Investments ▪ May 31, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF			MATURITY
THOUSANDS	DESCRIPTION	PURCHASE			DATE			VALUE

	Commercial Paper (30.1%)
	Asset-Backed — Consumer (2.1%)
87,000.00	Windmill Funding Corp (a)	0.75 - 0.76	%		07/20/09 - 07/21/09	%		$86,906,044

	Asset-Backed — Corporate (2.3%)
97,000	Amsterdam Funding Corp. (a)	0.72 - 0.76			07/17/09 - 07/20/09			96,902,213

	Asset-Backed — Diversified (1.3%)
56,000	Sheffield Receiving Corp (a)	0.56			07/21/09			55,972,124

	International Banks (24.4%)
125,000	Calyon North America Inc.	0.70			08/04/09			124,839,583
75,000	ING (US) Funding LLC	0.55			06/26/09			74,969,063
90,000	Intesa Funding LLC	0.71			06/03/09			89,992,900
50,000	National Australia Funding	0.34			08/26/09			49,958,444
200,000	Rabobank USA Finding Corp.	0.65 - 0.70			06/15/09 - 07/01/09			199,917,778
50,000	RBS Holding USA Inc.	0.80			09/04/09			49,892,222
155,000	Royal Bank of Scotland Group (a)	0.95			07/10/09			154,832,299
75,000	Societe Generale N.A., Inc.	0.69			08/06/09			74,902,250
205,000	UBS Finance (Delaware) LLC	0.92			08/21/09			204,565,172

								1,023,869,711

	Total Commercial Paper (Cost $1,263,650,092)							1,263,650,092

	Floating Rate Notes (3.8%)
	Finance-Auto (2.0%)
85,000	Toyota Motor Credit Corp.	0.39	(b	)	07/10/09	(c	)	85,000,000

	International Banks (1.8%)
75,000	Barclays Bank PLC	0.92 - 1.73	(b	)	06/09/09 - 07/20/09	(c	)	75,000,000

	Total Floating Rate Notes (Cost $160,000,000)							160,000,000

	Certificates of Deposit (9.9%)
110,000	Banco Bilbao Vizcaya Argentaria	0.97			07/06/09			110,000,564
165,000	Lloyds TSB Bank Plc	0.85			07/02/09			165,000,000
139,000	Societe General	0.67			08/06/09			139,000,000

	Total Certificates of Deposit (Cost $414,000,564)							414,000,564

	U.S Government Agencies (9.9%)
415,000	Federal Home Loan Banks (Cost $414,794,815)	0.62 - 0.75			11/08/10 - 07/19/10			414,794,815

	Repurchase Agreements (46.3%)
561,925	Barclays Capital, Inc. (dated 05/29/09; proceeds $561,932,961; fully collateralized by Federal National Mortgage Assoc. 4.5% - 7.0% due 12/01/33 - 02/01/48, Federal National Mortgage Corp. 4.93% - 6.0% due 11/01/34 - 01/01/38 and General National Mortgage Corp. 4.5% - 6.0% due 09/15/38 - 05/15/39, valued at $578,782,751) (Cost $561,925,000)	0.17			06/01/09			561,925,000

700,000	BNP Paribas Securities Corp. (dated 05/29/09; proceeds $700,011,083; fully collateralized by Federal National Mortgage Assoc. 4.50% - 6.50% due 12/01/22 - 05/01/39 and Federal Home Loan Mortgage Corp. 5.74% - 6.50% due 07/01/36 - 05/01/39, valued at $721,000,000) (Cost $700,000,000)	0.19			06/01/09			700,000,000

680,000	Goldman Sachs & Co. ( dated 05/29/09; proceeds $680,009,633; fully collateralized by Federal National Mortgage Assoc. 4.00% - 7.50% due 07/01/18 - 01/01/39 and Federal Home Loan Mortgage Corp. 4.50% - 7.50% due 09/01/11 - 04/01/39, value at $700,400,000.) (Cost $680,000,000)	0.17			06/01/09			680,000,000

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE		VALUE

	Total Repurchase Agreements (Cost $1,941,925,000)				1,941,925,000

	Total Investments (Cost $4,194,370,471) (d)		100.0	%	4,194,370,471

	Liabilities in Excess of Other Assets		0.0		(1,168,181)

	Net Assets		100.0	%	$4,193,202,290

(a)	Resale is restricted to qualified institutional investors.

(b)	Rate shown is the rate in effect at May 31, 2009

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$4,194,370,471	—	$4,194,370,471	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Liquid Asset Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
July 21, 2009

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